Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
Multi-Manager Small Cap Equity Strategies Fund Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 22,024	$ 19,191	$ 18,134	$ 21,477	$ 14,616	$ 13,820	$ 15,858	$ 12,560	$ 10,894	$ 10,190	$ 10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell® 3000 Index
Account Value	$ 32,071	25,424	22,155	25,548	19,203	15,813	15,608	12,980	11,184	10,036	10,000
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell® 2000 Index
Account Value	$ 21,655	$ 18,278	$ 17,466	$ 21,270	$ 14,461	$ 13,640	$ 15,659	$ 12,483	$ 10,862	$ 10,003	$ 10,000